Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 8,908	$ 1,296	¥ 12,963
Total assets	454,682	66,130	517,480
Current liabilities	255,323	37,135	293,688
Total shareholders' equity	196,831	28,627	221,029
Total liabilities and shareholders' equity	454,682	66,130	517,480
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	18	3	125	$ 18	¥ 226	¥ 11
Other current assets	292,444	42,534	279,546
Investments in subsidiaries	0	0	0
Total assets	292,462	42,537	279,671
Current liabilities	69,560	10,117	67,388
Total shareholders' equity	222,902	32,420	212,283
Total liabilities and shareholders' equity	¥ 292,462	$ 42,537	¥ 279,671